SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2021
Platform Operator, Crypto-Asset [Line Items]
Derivative	$ 116,559	$ 3,116,734
Total	116,559	3,116,734
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative
Total
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative
Total
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative	116,559	3,116,734
Total	$ 116,559	$ 3,116,734